Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
7.	Income taxes

The components of income tax expense from continuing operations are as follows:

	2011	2010	2009
Current income tax
Germany	$16,348	$12,543	$10,339
Foreign	29,649	38,136	31,543
	$45,997	$50,679	$41,882
Deferred income tax
Germany	$-3,869	$-9,963	$-158
Foreign	-8,635	-11,314	-2,375
	$-12,504	$-21,277	$-2,533

Income tax expense from continuing operations	$33,493	$29,402	$39,349

Income (loss) from continuing operations before income taxes originated in the following jurisdictions:

	2011	2010	2009
Germany	$37,671	$-6,666	$-28,809
Foreign	102,797	125,536	120,502
	$140,468	$118,870	$91,693

Total income tax expense (benefit), including the items directly recorded in equity consist of the following:

	2011	2010	2009
Income tax from continuing operations	$33,493	$29,402	$39,349
Income tax credit recognized in other comprehensive income (loss)	-4,664	-11	-2,657
Income tax recognized in additional paid-in capital	0	-6,438	0
	$28,829	$22,953	$36,692

 The income tax benefit recognized in additional paid-in capital relates to costs arising from the initial public offering since the majority of these costs are deductible under the German tax law.

Reconciliation between the expected income tax expense based on German corporate income tax rate of 15.83% to income tax expense from continuing operations reported in the consolidated statements of operations is provided in the following table:

	2011	2010	2009
Income from continuing operations before taxes	$140,468	$118,870	$91,693

"Expected" income tax expense	22,236	18,817	14,515

Foreign tax rate differentials	8,733	5,614	2,995
German municipal trade tax	8,868	7,327	6,431
Tax exempt income	-2,122	-1,011	-2,636
Non deductible expenses	2,078	3,355	4,354
Tax effects arising from management equity program	0	-2,155	-5,263
Uncertain tax positions	-205	1,101	8,175
Prior year tax adjustments	-4,184	-2,735	-71
Changes in tax rate and tax law	504	-1,104	308
Changes in valuation allowances	-3,042	2,674	12,560
Tax effects from basis differences in investments in subsidiaries	905	-668	366
Tax credits	-1,889	-1,670	-3,224
Withholding tax effects	2,109	930	1,576
Others	-498	-1,073	-737
Actual income tax expense	$33,493	$29,402	$39,349

Effective income tax rate	23.8%	24.7%	42.9%

In 2011 changes in the Company’s assessment of the recoverability of deferred tax assets attributable to tax loss carryforwards of the Spanish and Argentinean subsidiaries resulted in a reversal of valuation allowances and had a positive impact on the effective income tax rate. A significant driver of the Company’s effective income tax rate in 2010 and 2009 is attributable to the tax effects arising from share-based compensation programs, primarily the management equity program (MEP) which was sponsored by the parent (see note 16- share-based compensation). The parent did not obtain a deduction for such charges on its income tax return..

Deferred income tax assets and liabilities as of December 31, 2011 and 2010 consist of the following:

	2011		2010
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Inventories	$7,049	$22	$5,772	$145
Receivables and other assets	1,903	6,937	5,501	7,901
Prepaid expenses	1,039	1,228	66	2,916
Tangible fixed assets	3,086	25,517	2,122	26,043
Other intangible assets	10,854	56,970	9,746	68,379
Goodwill	0	4,316	0	4,477
Shares in related companies	0	6,673	0	2,668
Provisions for pensions	26,670	0	22,097	0
Other liabilities	20,006	9,004	20,120	6,655
Tax loss and tax credit carryforwards	27,068		41,917
Valuation allowance on deferred tax assets	-11,822	0	-30,756	0
	$85,853	$110,667	$76,585	$119,184
Net deferred tax liabilities		$-24,814		$-42,599

 No deferred tax liabilities have been recognized for the undistributed earnings of certain foreign subsidiaries that arose in 2011 and prior years that we plan to reinvest indefinitely in the foreign jurisdictions. It is not practicable to estimate the amount of deferred tax liabilities that would need to be recognized if we determined to change our plan and repatriate these undistributed foreign earnings.

In assessing the recoverability of deferred tax assets, Elster Group’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences become deductible. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011. The amount of the deferred tax asset considered recoverable, however, could be reduced in the near term if the Company’s estimates of future taxable income during the carryforward period were reduced.

Based on the results of this assessment, valuation allowances were recorded against deferred taxes. These valuation allowances relate primarily to certain types of operating tax losses.

The amount and the expiration period of tax loss carryforwards are as follows as of December 31, 2011:

Expiration of tax loss carryforwards

Within one year	$5,469
Within two years	63
Within three years	6
Within four years	65
Within five years and later	13,239
Indefinite	42,597
Total tax loss carryforwards	$61,439

In addition to net operating loss carryforwards at federal corporate income tax level, there are German trade tax and foreign state and local income tax loss carryforwards of $39,690 as of December 31, 2011 available to the Company. The respective tax rates vary between 2.5% and 14.2%. Interest expense carryforwards of $16,472 do not expire and can be used indefinitely.

 Changes in valuation allowances comprise the following elements:

Valuation Allowances arising from	Temporary Differences	Tax Losses Carry- forward	Total

As of December 31, 2008	$2,105	$41,631	$43,736
Charged (credited) to income tax provision (benefit)	15	18,346	18,361
Reversals	-2,096	0	-2,096
Utilization / expiration of tax losses	0	-29,059	-29,059
Effect of foreign exchange fluctuation and tax rate changes	422	-387	35
As of December 31, 2009	$446	$30,531	$30,977
Charged (credited) to income tax provision (benefit)	828	3,307	4,135
Reversals	-701	0	-701
Utilization / expiration of tax losses	0	-1,736	-1,736
Effect of foreign exchange fluctuation and tax rate changes	9	-1,928	-1,919
As of December 31, 2010	$582	$30,174	$30,756
Charged (credited) to income tax provision (benefit)	2,072	649	2,721
Reversals	-1,772	-3,643	-5,415
Utilization / expiration of tax losses	0	-17,101	-17,101
Effect of foreign exchange fluctuation and tax rate changes	-48	909	861
As of December 31, 2011	$834	$10,988	$11,822

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits including all German corporate and trade tax as well as foreign tax jurisdictions is as follows:

	2011	2010	2009
Balance at the beginning of the year	$47,663	$41,786	$23,184
Additions for tax positions taken in the current year	12,949	11,506	18,271
Reductions for tax positions taken in prior years
Settlement	-2,919	-1,325	-130
Lapse of statute of limitation	-3,408	-3,036	0
Payments made	-386	-570	0
Effects of exchange rate changes	-310	-698	461
Balance at the end of the year	$53,589	$47,663	$41,786

During the years ended December 31, 2011, 2010 and 2009, the Company recognized $181, $945, and $205, respectively, in interest and penalties related to unrecognized tax benefits. As of December 31, 2011 and 2010, total interest and penalties related to unrecognized tax benefits accrued were $1,757 and $2,271 respectively.

Included in the balance of unrecognized tax benefits at December 31, 2011, 2010 and 2009, were potential benefits of $16,957, $17,513 and $18,558 respectively, that if recognized, would affect the Company’s effective tax rate. The Company anticipates recognizing a range of $1,909 to $2,561 of the total amount of unrecognized tax benefits within the next twelve months as a result of expiration of statute of limitations and tax examinations expected to be finalized within the next twelve months in several countries.

Tax years that remain subject to examination in the Group’s major tax jurisdictions are:

Major tax jurisdictions	Years Subject to Examination
Germany	Subsequent to 2004
U.S. Federal	Subsequent to 2008